Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill	$ 147,523	$ 147,523	$ 147,523	$ 147,523
Legacy Business
Goodwill	144,014	144,014	144,014	144,014
Digital Business
Goodwill	$ 3,509	$ 3,509	$ 3,509	$ 3,509